Financial Risks - Summary of Financial Assets that are Either Past Due or Impaired (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 723	€ 867
Financial assets impaired [member] | Share [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	62	38
Financial assets impaired [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	635	789
Financial assets impaired [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	10	36
Financial assets impaired [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	2	3
Financial assets impaired [member] | Other financial asset [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	14	2
Past due but not impaired assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,675	681
Past due but not impaired assets [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,466	412
Past due but not impaired assets [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	131	226
Past due but not impaired assets [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	35	36
Past due but not impaired assets [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	42	8
Past due but not impaired assets [member] | 0 - 6 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,350	567
Past due but not impaired assets [member] | 0 - 6 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,171	369
Past due but not impaired assets [member] | 0 - 6 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	129	169
Past due but not impaired assets [member] | 0 - 6 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	19	24
Past due but not impaired assets [member] | 0 - 6 months [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	30	5
Past due but not impaired assets [member] | 6 - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	271	98
Past due but not impaired assets [member] | 6 - 12 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	255	34
Past due but not impaired assets [member] | 6 - 12 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1	55
Past due but not impaired assets [member] | 6 - 12 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	5	8
Past due but not impaired assets [member] | 6 - 12 months [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	10	1
Past due but not impaired assets [member] | Not later than 1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	54	16
Past due but not impaired assets [member] | Not later than 1 year [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	40	9
Past due but not impaired assets [member] | Not later than 1 year [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1	1
Past due but not impaired assets [member] | Not later than 1 year [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	10	5
Past due but not impaired assets [member] | Not later than 1 year [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 3	€ 1